Asset Retirement Obligations (Tables)	12 Months Ended
Dec. 31, 2015
Asset Retirement Obligations
Changes In Asset Retirement Obligation Liability

	2015	2014
	(In thousands)
Asset retirement obligation as of beginning of the period	$55,136	$63,831
Additional obligations	7,660	8,373
Estimated obligations assumed in acquisition	—	6,097
Purchase price adjustment	—	(6,653)
Accretion expense	2,210	2,559
Change in estimates	(4,878)	(13,534)
Payments	(3,499)	(3,702)
Foreign currency translation adjustments	(1,902)	(1,835)
Total asset retirement obligation at end of period	54,727	55,136
Less: current portion	3,042	3,097
Asset retirement obligation, excluding current portion	$51,685	$52,039